Equity - Stock Options Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercised	[1]	$ 8,582	$ 20,400	$ 17,800
Options outstanding, shares		2,999,199	1,847,669
Options outstanding, weighted average exercise price		$ 31.37	$ 26.99
Options outstanding, weighted average remaining contractual life		8 years 4 months 19 days
Options exercisable, shares		947,909
Options exercisable, weighted average exercise price		$ 27.91
Options exercisable, weighted average remaining contractual life		6 years 10 months 10 days
Stock-based compensation expense		$ 18,700	$ 22,000	$ 12,400
Total unrecognized compensation expense		$ 37,600
Shares issued under employee stock purchase plan		22,039	13,620	12,970
Shares available for future issuance		6,152,904
Shares granted during the period		2,002,141
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 11.09	$ 15.88	$ 15.42
Performance based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during the period		194,500
Employee Stock Purchase Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 100	$ 100	$ 100
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation expense		$ 20,700
Total unrecognized compensation expense weighted-average period		1 year 4 months 27 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 1,400
Maximum | Performance based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Continuing Operations [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 9,100	7,600	4,500
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		500	500	300
Discontinued Operations [Member] | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense		$ 100	$ 100	$ 100

[1]	The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of the date of exercise and the exercise price of the underlying options.